UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Tiedemann Trust Company
Address: 1201 North Market Street Suite 1406
         Wilmington  DE 19801

Form 13F File Number: 28-12765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Peters
Title: Chief Compliance Officer
Phone: 302-656-5644

Signature, Place, and Date of Signing:

David A. Peters       Wilmington, Delaware         02/11/2009
--------------------  ---------------------------  ----------

By:    /s/ David A. Peters
      -------------------------
       David A. Peters

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this
    report, and all holdings are reported by  Defined   reporting
    manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the
     holdings for this reporting manager are reported in this
     report and a portion are reported by  Defined   reporting
     manager(s).)

                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of  Defined   Included Managers:          0

     Form 13F Information Table Entry Total:        140

     Form 13F Information Table Value Total:   $ 303953
                                               -----------------
                                                (thousands)


     List of  Defined   Included Managers:

     Provide a numbered list of the name(s) and Form 13F file
     number(s) of all institutional investment managers with respect
     to which this report is filed,  Defined   than the manager filing this
     report.


     No.  Form 13F File Number   Name
     ---  -------------------    -----------------------------------------
     None


COLUMN                                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------      --------      --------- -------- ----------------- ---------- -------- ---------------------
                                        TITLE                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  Defined   VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS      CUSIP     (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   Sole  SHARED  NONE
----------------------------------      --------      --------- -------- -------  --- ---- ---------- -------- ------  ------ ------
3com Common                             COM           885535104      652  286000   SH            Sole          286000
Abbott Laboratories                     COM           002824100        5     100   SH         Defined                            100
Abbott Laboratories                     COM           002824100     1308   24515   SH            Sole           24515
AETNA US HEALTHCARE                     COM           00817Y108      337   11830   SH         Defined                          11830
ALLIANT TECHSYSTEMS I                   COM           018804104      302    3520   SH         Defined                           3520
Am Natl Ins Co Common                   COM           028591105      641    8700   SH            Sole            8700
American Tower Corp                     CL A          029912201      235    8000   SH            Sole            8000
Anadarko Petroleum Common               COM           032511107      383    9928   SH            Sole            9928
Apple Computer Inc                      COM           037833100      164    1925   SH         Defined                           1925
Apple Computer Inc                      COM           037833100      256    3000   SH            Sole            3000
Archer-Daniels Midland                  COM           039483102     1117   38750   SH            Sole           38750
AT & T Inc                              COM           00206R102      378   13264   SH            Sole           13264
BANK NEW YORK MELLON INC COM            COM           064058100      297   10494   SH         Defined                          10494
Baxter International Common             COM           071813109        3      60   SH         Defined                             60
Baxter International Common             COM           071813109      322    6000   SH            Sole            6000
Becton Dickinson & Co                   COM           075887109      205    3000   SH            Sole            3000
Berkshire Hathaway Class A              CL A          084670108     1352      14   SH            Sole              14
Berkshire Hathaway Class B              CL B          084670207        3       1   SH         Defined                              1
Berkshire Hathaway Class B              CL B          084670207     1038     323   SH            Sole             323
BOEING COMPANY                          COM           097023105      234    5480   SH         Defined                           5480
Bunge Ltd                               COM           G16962105      769   14850   SH            Sole           14850
Bunge Ltd                               COM           G16962105      255    4920   SH         Defined                           4920
Chattem Inc                             COM           162456107      215    3000   SH            Sole            3000
Cisco Systems Inc.                      COM           17275R102      348   21325   SH            Sole           21325
Cisco Systems Inc.                      COM           17275R102        2     150   SH         Defined                            150
Cna Financial Common                    COM           126117100      404   24600   SH            Sole           24600
Comcast Corp Cl A                       CL A          20030N200      480   29720   SH         Defined                          29720
Comcast Corp Cl A                       CL A          20030N200       22    1369   SH            Sole            1369
Conoco Phillips                         COM           20825C104      315    6080   SH         Defined                           6080
Conoco Phillips                         COM           20825C104        3      56   SH            Sole              56
Consolidated Water Co. Ltd.             ORD           G23773107        4     300   SH         Defined                            300
Consolidated Water Co. Ltd.             COM           G23773107      225   18000   SH            Sole           18000
Costco Wholesale Corp.                  COM           22160K105     1369   20000   SH            Sole           20000
CSX Corp                                COM           126408103      237    7308   SH            Sole            7308
Currcyshs Jap Yen Japanese Yen Shs      JAPANESE YEN  23130A102     1101   10000   SH            Sole           10000
Cushing MLP Total Return                COM SHS       231631102      247   55197   SH            Sole           55197
DAVITA                                  COM           23918K108      469    9470   SH         Defined                           9470
Domtar Common                           COM           257559104      217  130000   SH            Sole          130000
E I Du Pont De Nemours And Co.          COM           263534109      221    8750   SH         Defined                           8750
E I Du Pont De Nemours And Co.          COM           263534109       50    1959   SH            Sole            1959
Eaton Vance Tx-Mngd Glb Div Eq Inc Fd   COM           27829F108     1281  130000   SH            Sole          130000
Ecolab Inc Com                          COM           278865100      352   10000   SH            Sole           10000
Enbridge Energy Partners, L.P.          COM           29250R106     2474   97007   SH            Sole           97007
ENDO PHARMACEUTICALS                    COM           29264F205      205    7910   SH         Defined                           7910
Energy Transfer Partners L.P.           UNIT LTD PRTN 29273R109     3389   99633   SH            Sole           99633
Enterprise Products Partners LP         COM           293792107     3047  146999   SH            Sole          146999
EVEREST RE GROUP                        COM           G3223R108      407    5350   SH         Defined                           5350
Exxon Mobil Corp                        COM           30231G102      560    7015   SH         Defined                           7015
Exxon Mobil Corp                        COM           30231G102    12754  159759   SH            Sole          159759
FRANKLIN RESOURCES INC                  COM           354613101      255    4000   SH         Defined                           4000
Freeport-McMoRan Copper & Gold          PFD CONV      35671D782      237    5000   SH            Sole            5000
Gabelli Equity Tr Common                COM           362397101      154   41684   SH            Sole           41684
General Electric                        COM           369604103        1      50   SH         Defined                             50
General Electric                        COM           369604103      483   29835   SH            Sole           29835
GENUINE PARTS CO                        COM           372460105      234    6180   SH         Defined                           6180
Henry Schein Common                     COM           806407102      220    6000   SH            Sole            6000
Honda Motor Co., LTD                    AMERN SHS     438128308      427   20000   SH            Sole           20000
Hudson City Bancorp                     COM           443683107       96    6000   SH            Sole            6000
Hudson City Bancorp                     COM           443683107       91    5720   SH         Defined                           5720
Intel Corporation                       COM           458140100        6     400   SH         Defined                            400
Intel Corporation                       COM           458140100      147   10000   SH            Sole           10000
International Business Machines Corp.   COM           459200101     1076   12784   SH            Sole           12784
Ipc Holdings                            ORD           G4933P101     1166   39000   SH            Sole           39000
iShares Barclay's 1-3 Year Trsry Bnd    BRCLY 1-3 YR  464287457    38874  459184   SH            Sole          459184
iShares Barclay's Aggregate Bond        BRCLY US AG B 464287226    33169  318318   SH            Sole          318318
iShares Barclay's TIPS Bond             US TIPS BD FD 464287176     1328   13384   SH            Sole           13384
iShares Global Consumer Staples         S&P GL C STPL 464288737     4777  100254   SH            Sole          100254
iShares MSCI Japan Index                MSCI JAPAN    464286848    19220 2006258   SH            Sole         2006258
Ishs Dj Us Telecom Dow Jones U S        DJ US TELCOMM 464287713     1269   77000   SH            Sole           77000
Ishs Rus 1000 Vl Fd Rus 1000 Vl Ind Fd  RUSS1000VAL   464287598     2526   51000   SH            Sole           51000
Johnson & Johnson                       COM           478160104     1271   21244   SH            Sole           21244
Jpmorgan Chase & Co                     COM           46625H100      222    7040   SH            Sole            7040
Kayne Anderson Energy Development Co    COM           48660Q102     1644  218851   SH            Sole          218851
Kayne Anderson MLP Investment Co.       COM           486606106     2318  142235   SH            Sole          142235
Kinder Morgan Energy Partners L P       UT LTD PRTNR  494550106     3213   70225   SH            Sole           70225
KKR Financial Corp                      COM           48248A306      658  416600   SH            Sole          416600
Korea El Pwr Sp Adr Sponsored Adr       SPONSORED ADR 500631106      558   48100   SH            Sole           48100
L-3 Comm Hldgs Inc.                     COM           502424104      221    3000   SH            Sole            3000
LABORATORY CO AMER HLDGS                COM NEW       50540R409      390    6050   SH         Defined                           6050
Magellan Midstream Partners LP          COM UNIT LP   559080106     2982   98715   SH            Sole           98715
Markwest Energy Partners L.P.           UNIT LTD PRTN 570759100     1179  147732   SH            Sole          147732
McDonalds Corp Com                      COM           580135101       16     250   SH         Defined                            250
McDonalds Corp Com                      COM           580135101      548    8809   SH            Sole            8809
Medivation, Inc.                        COM           58501N101     3073  210924   SH            Sole          210924
Micron Technology Inc Com               COM           595112103      303  114900   SH            Sole          114900
Microsoft Corp.                         COM           594918104      570   29310   SH         Defined                          29310
Microsoft Corp.                         COM           594918104      850   43738   SH            Sole           43738
NATIONAL OILWELL VARCO INC              COM           637071101      209    8550   SH         Defined                           8550
Nustar Energy L.P.                      UNIT COM      67058H102     3148   76669   SH            Sole           76669
Occidental Petroleum Corp               COM           674599105      300    5000   SH            Sole            5000
Oil Service Holdrs                      DEPOSTRY RCPT 678002106      391    5300   SH            Sole            5300
ONEOK INC.                              COM           682680103      214    7350   SH         Defined                           7350
Oneok Partners LP                       UNIT LTD PRTN 68268N103     3246   71266   SH            Sole           71266
Oracle Corp Com                         COM           68389X105      330   18600   SH         Defined                          18600
Oracle Corp Com                         COM           68389X105      276   15583   SH            Sole           15583
Ovs.Shiphold.Grp. Common                COM           690368105      278    6600   SH            Sole            6600
Pepsico Inc.                            COM           713448108      968   17673   SH            Sole           17673
Pepsico Inc.                            COM           713448108        5     100   SH         Defined                            100
Plains All American Pipeline, L.P.      UNIT LTD PRTN 726503105     3238   93329   SH            Sole           93329
PNM Resources Inc.                      COM           69349H107      454   45000   SH            Sole           45000
Praxair                                 COM           74005P104      376    6330   SH         Defined                           6330
Praxair                                 COM           74005P104       43     720   SH            Sole             720
Procter & Gamble Co.                    COM           742718109     1335   21596   SH            Sole           21596
Puget Energy Common                     COM           745310102     1309   48000   SH            Sole           48000
Pwrshs Wtr Res Ptf Water Res Port       WATER RES     73935X575      308   21400   SH            Sole           21400
SAFEWAY INC                             COM NEW       786514208      325   13690   SH         Defined                          13690
SCANA CORPORATION                       COM           80589M102      349    9800   SH         Defined                           9800
Schering 6% Mcp 10 Pfd Cnv Mndtry 07    PFD CONV MAN7 806605705      261    1500   SH            Sole            1500
Schlumberger Limited                    COM           806857108        4     100   SH         Defined                            100
Schlumberger Limited                    COM           806857108      296    7000   SH            Sole            7000
Sec Spdr Health-sbi Health Care         SBI HEALTHCRE 81369Y209     1301   49000   SH            Sole           49000
Select Sector SPDR- Financial           SBI INT-FINL  81369Y605      125   10000   SH            Sole           10000
Select Sector SPDR: Consumer Staples    SBI CONS STPL 81369Y308    16140  676181   SH            Sole          676181
SILGAN HOLDINGS INC Com                 COM           827048109      352    7370   SH         Defined                           7370
SILICON IMAGE INC                       COM           82705T102      159   37960   SH         Defined                          37960
SPDR Gold TR                            GOLD SHS      78463V107    77242  892764   SH            Sole          892764
Sysco Corp Com                          COM           871829107      334   14571   SH            Sole           14571
Teppco Partners L.P.                    UT LTD PARTNR 872384102     2345  119844   SH            Sole          119844
Texas Capital Bank Corp.                COM           88224Q107     1470  110000   SH            Sole          110000
THERMO FISHER SCIENTIFIC INC            COM           883556102      231    6770   SH         Defined                           6770
Ultrashort Basic Materials ProShares    BSC MTRL PRO  74347R651      486   12491   SH            Sole           12491
Ultrashort Oil & Gas ProShares          ULTRASHRT O&G 74347R586      728   29062   SH            Sole           29062
UltraShort Real Estate Proshares        REAL EST PRO  74347R552     1841   36300   SH            Sole           36300
Ultrashort Russell 2000proshares        ULTSHT RS2000 74347R834     6880  108515   SH            Sole          108515
United Technologies Co                  COM           913017109      268    5000   SH            Sole            5000
USEC, Inc.                              COM           90333EAC2      750  167000   SH            Sole          167000
Vanguard Consumer Staples               CONS STP ETF  92204A207     3842   66420   SH            Sole           66420
Vanguard Ttl Etf Vngrd Ttl Stk Mkt Etf  STK MRK ETF   922908769     1108   24757   SH            Sole           24757
VENTAS INC.                             COM           92276F100      205    6100   SH         Defined                           6100
Visa-a Common Cl A                      COM CL A      92826C839      500    9530   SH         Defined                           9530
Visa-a Common Cl A                      COM CL A      92826C839      157    3000   SH            Sole            3000
Vodafone Grp Sp Adr Sponsored Adr New   SPONS ADR NEW 92857W209        2     100   SH         Defined                            100
Vodafone Grp Sp Adr Sponsored Adr New   SPONS ADR NEW 92857W209      346   16935   SH            Sole           16935
Walgreen Co Com                         COM           931422109      395   16000   SH            Sole           16000
Walmart Stores Inc.                     COM           931142103        4      75   SH         Defined                             75
Walmart Stores Inc.                     COM           931142103      336    6000   SH            Sole            6000
Walt Disney Co.                         COM DISNEY    254687106      291   12823   SH            Sole           12823
WASTE MANAGEMENT INC.                   COM           94106L109      371   11210   SH         Defined                          11210
WESTERN UNION CO                        COM           959802109      264   18400   SH         Defined                          18400
Yamana Gold Inc.                        COM           98462Y100     1390  180000   SH            Sole          180000